Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Sep. 30, 2012	$ 0	$ 21	$ 18,728	$ 6,101	$ (1,660)	$ (1,343)	$ 111	$ 21,958
Net income (loss)				939				939
Other comprehensive income (loss)							(1,739)	(1,739)
ESOP shares committed for release			(7)			55		48
Stock option expense			53					53
Restricted stock award expense			54					54
Preferred stock dividends				(33)				(33)
Proceeds of sale of preferred stock			1,455					1,455
Balance at Sep. 30, 2013	0	21	20,283	7,007	(1,660)	(1,288)	(1,628)	22,735
Net income (loss)				657				657
Other comprehensive income (loss)							444	444
ESOP shares committed for release			(5)			55		50
Stock option expense			44					44
Restricted stock award expense			36					36
Preferred stock dividends				(90)				(90)
Balance at Sep. 30, 2014	$ 0	$ 21	$ 20,358	$ 7,574	$ (1,660)	$ (1,233)	$ (1,184)	$ 23,876